Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000146391 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonTax Advantaged Income Fund
Class Name	Class A
Trading Symbol	ROBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$169	1.62%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class A (ROBAX) returned 4.43% in 2024 compared to the 1.14% return of its benchmark, the Bloomberg  Short- Intermediate 1-10 Year Municipal Bond Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
- Market:  the NAV total return for the closed-end funds held by the Fund returned 2.42%.
- Discounts: discounts on tax-exempt closed-end funds narrowed 4.07%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 2.03% to the Fund’s return.
- Security Selection: the Fund overweighted those tax-exempt CEF fund companies that preemptively increased their distributions and underweighted those CEF fund companies who did not.  The fund companies that increased distributions outperformed those that did not by more than 4% for the year, which added more than 1.50% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class A/ROBAX)[1,2]	4.43%	1.49%	2.25%
Robinson Tax Advantaged Income Fund (Class A/ROBAX) - excluding sales load	8.51%	2.28%	2.86%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	1.14%	1.02%	1.70%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
[1]	Maximum sales charge (load) of 3.75% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 237,257,826
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,650,181
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$237,257,826
Total number of portfolio holdings	46
Total advisory fees paid (net)	$2,650,181
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146392 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonTax Advantaged Income Fund
Class Name	Class C
Trading Symbol	ROBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$246	2.37%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class C (ROBCX) returned 6.74% in 2024 compared to the 1.14% return of its benchmark, the Bloomberg Short- Intermediate 1-10 Year Municipal Bond Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
- Market: the NAV total return for the closed-end funds held by the Fund returned 2.42%.
- Discounts: discounts on tax-exempt closed-end funds narrowed 4.07%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 2.03% to the Fund’s return.
- Security Selection: the Fund overweighted those tax-exempt CEF fund companies that preemptively increased their distributions and underweighted those CEF fund companies who did not.  The fund companies that increased distributions outperformed those that did not by more than 4% for the year, which added more than 1.50% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class C/ROBCX)[1]	6.74%	1.53%	2.10%
Robinson Tax Advantaged Income Fund (Class C/ROBCX) - excluding sales load	7.74%	1.53%	2.10%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	1.14%	1.02%	1.70%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 237,257,826
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,650,181
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$237,257,826
Total number of portfolio holdings	46
Total advisory fees paid (net)	$2,650,181
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146393 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonTax Advantaged Income Fund
Class Name	Institutional Class
Trading Symbol	ROBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$143	1.37%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Institutional Class (ROBNX) returned 8.89% in 2024 compared to the 1.14% return of its benchmark, the Bloomberg Short- Intermediate 1-10 Year Municipal Bond Index.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
- Market: the NAV total return for the closed-end funds held by the Fund returned 2.42%.
- Discounts:  discounts on tax-exempt closed-end funds narrowed 4.07%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 2.03% to the Fund’s return.
- Security Selection: the Fund overweighted those tax-exempt CEF fund companies that preemptively increased their distributions and underweighted those CEF fund companies who did not.  The fund companies that increased distributions outperformed those that did not by more than 4% for the year, which added more than 1.50% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	8.89%	2.55%	3.12%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	1.14%	1.02%	1.70%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Net Assets	$ 237,257,826
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,650,181
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$237,257,826
Total number of portfolio holdings	46
Total advisory fees paid (net)	$2,650,181
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Municipal Opportunity Trust	7.0%
Invesco Trust for Investment Grade Municipals	5.9%
Nuveen Quality Municipal Income Fund	5.1%
BlackRock Municipal Income Trust	4.9%
Invesco Municipal Trust	4.7%
BlackRock Municipal Income Trust II	4.5%
Invesco Advantage Municipal Income Trust II	4.5%
Nuveen AMT-Free Quality Municipal Income Fund	4.1%
Nuveen AMT-Free Municipal Credit Income Fund	4.0%
Nuveen California Quality Municipal Income Fund	3.9%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164392 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonOpportunistic Income Fund
Class Name	Class A
Trading Symbol	RBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$173	1.61%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class A (RBNAX) returned 10.45% in 2024 compared to the 0.70% return of its benchmark, the Bloomberg Global Aggregate Credit   Index.
What affected the Fund's performance?
Fund performance can be attributed to the following:
- Market: the NAV total return for the closed-end funds held by the Fund returned 9.10%.
- Discounts: discounts on taxable credit closed-end funds narrowed 4.66%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 0.43% to the Fund’s return
- Security Selection: the Fund maintained overweight positions in convertible bonds, preferred stocks and some equity income strategies which meaningfully outperformed more traditional high yield bonds and senior bank loans, which added more than 3% to the Fund’s annual return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Robinson Opportunistic Income Fund (Class A/RBNAX)[2]	10.45%	3.64%	5.43%
Robinson Opportunistic Income Fund (Class A/RBNAX) - excluding sales load	15.32%	4.54%	6.12%
Bloomberg Global Aggregate Credit Index	0.70%	-0.55%	1.84%
[1]	Class A shares commenced operations on December 31, 2015.
[2]	Maximum sales charge (load) of 4.25% of offering price.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 11,824,051
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,824,051
Total number of portfolio holdings	40
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164393 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonOpportunistic Income Fund
Class Name	Class C
Trading Symbol	RBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$253	2.36%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class C (RBNCX) returned 13.40% in 2024 compared to the 0.70% return of its benchmark, the Bloomberg Global Aggregate Credit  Index.
What affected the Fund's performance?
Fund performance can be attributed to the following:
- Market: the NAV total return for the closed-end funds held by the Fund returned 9.10%.
- Discounts: discounts on taxable credit closed-end funds narrowed 4.66%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 0.43% to the Fund’s return
- Security Selection: the Fund maintained overweight positions in convertible bonds, preferred stocks and some equity income strategies which meaningfully outperformed more traditional high yield bonds and senior bank loans, which added more than 3% to the Fund’s annual return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Robinson Opportunistic Income Fund (Class C/RBNCX)[2]	13.40%	3.74%	5.31%
Robinson Opportunistic Income Fund (Class C/RBNCX) - excluding sales load	14.40%	3.74%	5.31%
Bloomberg Global Aggregate Credit Index	0.70%	-0.55%	1.84%
[1]	Class C shares commenced operations on December 31, 2015.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 11,824,051
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,824,051
Total number of portfolio holdings	40
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164394 [Member]
Shareholder Report [Line Items]
Fund Name	RobinsonOpportunistic Income Fund
Class Name	Institutional Class
Trading Symbol	RBNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$147	1.36%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Institutional Class (RBNNX) returned 15.62% in 2024 compared to the 0.70% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
What affected the Fund's performance?
Fund performance can be attributed to the following:
- Market: the NAV total return for the closed-end funds held by the Fund returned 9.10%.
- Discounts: discounts on taxable credit closed-end funds narrowed 4.66%.
- Interest Rate Risk Hedges: the Fund utilizes short positions in various US Treasury futures contracts to hedge out some of the interest rate risk.  The hedges added 0.43% to the Fund’s return
- Security Selection: the Fund maintained overweight positions in convertible bonds, preferred stocks and some equity income strategies which meaningfully outperformed more traditional high yield bonds and senior bank loans, which added more than 3% to the Fund’s annual return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	15.62%	4.79%	6.38%
Bloomberg Global Aggregate Credit Index	0.70%	-0.55%	1.84%
[1]	Institutional Class shares commenced operations on December 31, 2015.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Net Assets	$ 11,824,051
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,824,051
Total number of portfolio holdings	40
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tortoise Energy Infrastructure Corp.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
Brookfield Real Assets Income Fund, Inc.	5.1%
John Hancock Investors Trust	5.0%
Allspring Utilities and High Income Fund	5.0%
Western Asset Global High Income Fund, Inc.	4.9%
Western Asset Diversified Income Fund	4.8%
FS Credit Opportunities Corp.	4.8%
Western Asset High Income Fund II, Inc.	4.7%
iShares Mortgage Real Estate ETF, 0.87%	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.